Long-Term Debt and Trust Preferred Securities - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Total Maturities
By remaining maturities
Long-term debt	€ 114,754	€ 114,899
Total Maturities | Senior debt, bonds and notes
By remaining maturities
Fixed rate	67,920	71,414
Floating rate	12,281	11,196
Other	26,256	20,578
Total Maturities | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	8,212	11,626
Floating rate	0	0
Other	85	€ 85
Within 1 year
By remaining maturities
Long-term debt	22,175
Within 1 year | Senior debt, bonds and notes
By remaining maturities
Fixed rate	14,050
Floating rate	2,508
Other	3,550
Within 1 year | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	2,024
Floating rate	0
Other	42
Later than one year and not later than two years
By remaining maturities
Long-term debt	19,839
Later than one year and not later than two years | Senior debt, bonds and notes
By remaining maturities
Fixed rate	12,269
Floating rate	2,817
Other	2,369
Later than one year and not later than two years | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	2,363
Floating rate	0
Other	20
Later than two years and not later than three years
By remaining maturities
Long-term debt	16,006
Later than two years and not later than three years | Senior debt, bonds and notes
By remaining maturities
Fixed rate	13,269
Floating rate	517
Other	2,220
Later than two years and not later than three years | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	0
Floating rate	0
Other	0
Later than three years and not later than four years
By remaining maturities
Long-term debt	13,263
Later than three years and not later than four years | Senior debt, bonds and notes
By remaining maturities
Fixed rate	10,368
Floating rate	1,050
Other	1,845
Later than three years and not later than four years | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	0
Floating rate	0
Other	0
Later than four years and not later than five years
By remaining maturities
Long-term debt	12,371
Later than four years and not later than five years | Senior debt, bonds and notes
By remaining maturities
Fixed rate	8,854
Floating rate	1,918
Other	1,152
Later than four years and not later than five years | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	424
Floating rate	0
Other	23
Later than five years
By remaining maturities
Long-term debt	31,101
Later than five years | Senior debt, bonds and notes
By remaining maturities
Fixed rate	9,109
Floating rate	3,471
Other	15,120
Later than five years | Subordinated debt, bonds and notes
By remaining maturities
Fixed rate	3,401
Floating rate	0
Other	€ 0